Fair Value Of Financial Instruments	6 Months Ended
Jun. 30, 2011
Fair Value Of Financial Instruments
Fair Value Of Financial Instruments
9. Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, short-term investments, accounts receivable, accounts payable and accrued expenses approximate fair value due to the short-term maturity of these instruments.

The Company had no financial assets held at fair value at June 30, 2011 or December 31, 2010.